Schedule of Other Expense, Net (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Other Income and Expenses [Abstract]
Change in fair value of Cizzle option				$ 1,479,000	$ 175,000	$ 136,000		$ 311,000		$ 1,480,000
Change in fair value of Cizzle option				1,009,000						1,306,000
Change in fair value of Vela option liability				683,000	77,000			77,000		748,000
Gain on change in fair value of derivative warrant liability	8,000	91,000	19,000	131,000			110,000		118,000	131,000
Realized foreign Currency gain					18,000			10,000
Unrealized foreign Currency gain	50,000								38,000
Interest Income		2,000	9,000				11,000		11,000
Other				2,000						2,000
Total other income:	58,000	93,000	28,000	3,304,000	270,000	136,000	121,000	398,000	167,000	3,667,000
Loss on issuance of Cizzle option										1,007,000
Loss on Vela Option					998,000			998,000
Change in fair value of convertible notes payable				118,000	23,000	280,000		303,000		423,000
Interest Expense on Deferred Commission payable	79,000	79,000	79,000				158,000		235,000
Interest expense on convertible promissory note payable	49,000	40,000	40,000		39,000	5,000	80,000	44,000	129,000	86,000
Amortization of Debt Issuance costs	143,000								143,000
Interest Expense on Note payable	39,000								39,000
Realized foreign currency transaction loss				9,000						53,000
Loss on contingent liability	393,000								393,000
Unrealized Foreign currency Loss		7,000	4,000	33,000	54,000		11,000	54,000		24,000
Issuance of Warrants for lock up		2,208	502			8	2,710		2,710,000
Other	5,000	2,000		89,000			2,000	1,000	8,000	21,000
Total other expense	708,000	2,336,000	625,000	249,000	1,114,000	293,000	2,961,000	1,399,000	3,657,000	1,614,000
Total other (expense) income, net	$ (650,000)	$ (2,243,000)	$ (597,000)	$ 3,055,000	$ (845,000)	$ (157,000)	$ (2,840,000)	$ (1,002,000)	$ (3,490,000)	$ 2,053,000